Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Beginning of the year			$ 4,122.6	$ 3,788.6	$ 3,788.6
End of the year	$ 4,555.8		$ 4,555.8		4,122.6	$ 3,788.6
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Accumulated other comprehensive (loss)
Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
End of the year	0.0		$ 0.0
Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			274.9	312.1	312.1
Balance at the end of the year	133.7		133.7		274.9	312.1
Middle market loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			84.8	106.9	106.9
Balance at the end of the year	64.0		64.0		84.8	106.9
Equity securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year				6.6	6.6
Balance at the end of the year						6.6
Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			18.0	25.6	25.6
Balance at the end of the year					18.0	25.6
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	6.7	$ (3.6)	(10.9)	(13.4)	(15.7)	(4.6)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			489.9	533.0	533.0
Balance at the end of the year	366.5	480.9	366.5	480.9	489.9	533.0
Recurring | Level 3 | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	(9.7)	(23.4)	(16.5)	(31.7)	(31.7)	0.0
Liability purchases	0.0	0.0	0.0	0.0	0.0	(17.2)
Liability transfers	0.0	0.0	0.0	0.0	0.0	0.0
Liability sales	0.0	0.0	0.0	0.0	0.0	0.0
Liability, increase (decrease) in fv included in net income	5.1	0.0	11.9	8.3	15.2	(14.5)
Balance at the end of the period	(4.6)	(23.4)	(4.6)	(23.4)	(16.5)	(31.7)
Change in unrealized gains or losses	5.1	0.0	11.9	8.3	15.2	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0.0	0.0	0.0	0.0	0.0	0.0
Recurring | Level 3 | Liability | Loss Portfolio Transfer
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	(9.7)	(23.4)	(16.5)	(31.7)	(31.7)	0.0
Liability purchases	0.0	0.0	0.0	0.0	0.0	(17.2)
Liability transfers	0.0	0.0	0.0	0.0	0.0	0.0
Liability sales	0.0	0.0	0.0	0.0	0.0	0.0
Liability, increase (decrease) in fv included in net income	5.1	0.0	11.9	8.3	15.2	(14.5)
Balance at the end of the period	(4.6)	(23.4)	(4.6)	(23.4)	(16.5)	(31.7)
Change in unrealized gains or losses	5.1	0.0	11.9	8.3	15.2	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0.0	0.0	0.0	0.0	0.0	0.0
Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	5.7	(3.7)	(12.0)	(14.1)	(17.9)	(0.5)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			274.9	312.1	312.1
Balance at the end of the year		288.1		288.1	274.9	312.1
Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.3	0.0	0.3	0.2	0.5	(2.1)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			84.8	106.9	106.9
Balance at the end of the year		84.8		84.8	84.8	106.9
Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.5	0.0	0.4	0.4	1.7	(2.0)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			82.9	66.8	66.8
Balance at the end of the year		60.6		60.6	82.9	66.8
Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.3	(0.2)	0.2	(0.2)	(0.2)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			14.4	15.0	15.0
Balance at the end of the year		14.4		14.4	14.4	15.0
Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)		0.3		0.3	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			0.0	6.6	6.6
Balance at the end of the year		14.8		14.8	0.0	6.6
Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0	0.0	0.0	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			18.0	25.6	25.6
Balance at the end of the year		18.2		18.2	18.0	25.6
Assets | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	474.2	482.4	489.9	533.0	533.0	307.1
Purchases and issuances	10.4	79.3	64.8	102.3	113.7	378.2
Transfers in/(out)	0.0	0.0	0.0	0.0	5.3	0.0
Settlements and sales	(114.5)	(76.4)	(166.9)	(134.8)	(137.2)	(147.4)
Increase (decrease) in fair value included in net income	(3.6)	(4.4)	(21.3)	(12.9)	(12.8)	(4.9)
Balance at the end of the year					489.9	533.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0	0.0	(6.7)	12.1	0.0
Assets | Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	240.4	295.0	274.9	312.1	312.1	211.5
Purchases and issuances	0.0	23.5	0.4	39.4	40.6	215.7
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Settlements and sales	(101.6)	(26.0)	(118.8)	(49.2)	(61.5)	(113.1)
Increase (decrease) in fair value included in net income	(5.1)	(4.4)	(22.8)	(14.2)	(16.3)	(2.0)
Balance at the end of the year	133.7		133.7		274.9	312.1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0	0.0	0.0	0.0	0.0
Assets | Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	57.3	102.1	84.8	106.9	106.9	65.3
Purchases and issuances	0.3	4.0	0.3	4.1	18.3	61.8
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Settlements and sales	(4.8)	(21.3)	(32.6)	(26.7)	(41.9)	(19.3)
Increase (decrease) in fair value included in net income	0.3	0.0	0.6	0.5	1.5	(0.9)
Balance at the end of the year	64.0		64.0		84.8	106.9
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	10.9	0.0	10.9	0.0	0.0	0.0
Assets | Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	133.5	58.4	82.9	66.8	66.8	26.7
Purchases and issuances	0.1	31.2	54.1	31.2	21.9	54.5
Transfers in/(out)	0.0	0.0	0.0	0.0	5.3	0.0
Settlements and sales	(4.8)	(29.0)	(8.1)	(32.8)	(7.6)	(12.6)
Increase (decrease) in fair value included in net income	0.4	0.0	0.3	0.9	2.0	(1.8)
Balance at the end of the year	129.2		129.2		82.9	66.8
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0	0.0	(5.5)	5.5	0.0
Assets | Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	14.1	14.8	14.4	15.0	15.0	0.0
Purchases and issuances	0.0	0.0	0.0	0.0	0.0	15.1
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Settlements and sales	(0.1)	(0.1)	(0.3)	(0.3)	(0.4)	0.0
Increase (decrease) in fair value included in net income	0.3	(0.3)	0.2	(0.3)	(0.2)	(0.1)
Balance at the end of the year	14.3		14.3		14.4	15.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0	0.0	0.0	0.0	0.0
Assets | Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year		12.1		6.6	6.6	3.6
Purchases and issuances		2.4		9.4	0.0	5.5
Transfers in/(out)		0.0		0.0	0.0	0.0
Settlements and sales		0.0		(0.2)	0.0	(2.4)
Increase (decrease) in fair value included in net income		0.3		0.2	0.0	(0.1)
Balance at the end of the year						6.6
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0.0		(1.2)	6.6	0.0
Assets | Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	14.1	0.0	18.0	25.6	25.6	0.0
Purchases and issuances	0.0	18.2	0.0	18.2	18.2	25.6
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Settlements and sales	(3.2)	0.0	(7.1)	(25.6)	(25.8)	0.0
Increase (decrease) in fair value included in net income	0.0	0.0	0.0	0.0	0.0	0.0
Balance at the end of the year	0.0		0.0		18.0	25.6
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	$ (10.9)	$ 0.0	$ (10.9)	$ 0.0	$ 0.0	$ 0.0